Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000006689 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000006689 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000006689 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000006689 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000006689 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000006689 | Invesco S&P 500 Equal Weight ETFFR_46137V357
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000006689 | Uniform Mortgage-Backed Security, TBAFR_01F060634
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000006689 | U.S. Treasury BillsFR_912797LB1_0.010000_2025-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000006689 | Uniform Mortgage-Backed Security, TBAFR_01F042632
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000006689 | iShares Core S&P Mid-Cap ETFFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000006689 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000006689 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000006689 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000006689 | SectorMortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000006689 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000006692 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000006692 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000006692 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000006692 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000006692 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000006692 | Invesco S&P 500 Equal Weight ETFFR_46137V357
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000006692 | Uniform Mortgage-Backed Security, TBAFR_01F060634
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000006692 | U.S. Treasury BillsFR_912797LB1_0.010000_2025-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000006692 | Uniform Mortgage-Backed Security, TBAFR_01F042632
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000006692 | iShares Core S&P Mid-Cap ETFFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000006692 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000006692 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000006692 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000006692 | SectorMortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000006692 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.20%